Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Mar. 01, 2013
(Columbia California Tax-Exempt Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.78%
5 Years	5.91%
10 Years	5.10%
(Columbia California Tax-Exempt Fund) | Lipper California Municipal Debt Funds Classification (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.22%
5 Years	5.50%
10 Years	4.54%
(Columbia California Tax-Exempt Fund) | Barclays California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.15%
5 Years	6.10%
10 Years	5.29%
(Columbia California Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 Year	5.21%
5 Years	5.19%
10 Years	4.61%
(Columbia California Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.20%
5 Years	5.11%
10 Years	4.51%
(Columbia California Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.78%
5 Years	5.01%
10 Years	4.48%
(Columbia California Tax-Exempt Fund) | Class B Shares
Average Annual Return:
1 Year	4.69%
5 Years	5.09%
10 Years	4.34%
(Columbia California Tax-Exempt Fund) | Class C Shares
Average Annual Return:
1 Year	8.88%
5 Years	5.73%
10 Years	4.65%
(Columbia California Tax-Exempt Fund) | Class Z Shares
Average Annual Return:
1 Year	10.65%
5 Years	6.46%
10 Years	5.30%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	0.59%
5 Years	3.73%
10 Years	2.99%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	0.24%
5 Years	3.64%
10 Years	2.72%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	2.60%
5 Years	4.01%
10 Years	3.07%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class T Shares
Average Annual Return:
1 Year	(0.85%)
5 Years	3.52%
10 Years	3.09%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	4.27%
5 Years	4.68%
10 Years	3.75%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.21%
5 Years	4.67%
10 Years	3.74%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.93%
5 Years	4.51%
10 Years	3.71%
(Columbia Connecticut Tax-Exempt Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.78%
5 Years	5.91%
10 Years	5.10%
(Columbia Connecticut Tax-Exempt Fund) | Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.21%
5 Years	4.90%
10 Years	4.15%
(Columbia Connecticut Tax-Exempt Fund) | Barclays Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.98%
5 Years	5.17%
10 Years	4.45%
(Columbia Connecticut Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 Year	1.95%
5 Years	4.60%
10 Years	3.99%
(Columbia Connecticut Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.83%
5 Years	4.52%
10 Years	3.85%
(Columbia Connecticut Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.46%
5 Years	4.42%
10 Years	3.88%
(Columbia Connecticut Tax-Exempt Fund) | Class B Shares
Average Annual Return:
1 Year	1.41%
5 Years	4.53%
10 Years	3.73%
(Columbia Connecticut Tax-Exempt Fund) | Class C Shares
Average Annual Return:
1 Year	5.73%
5 Years	5.17%
10 Years	4.04%
(Columbia Connecticut Tax-Exempt Fund) | Class Z Shares
Average Annual Return:
1 Year	7.35%
5 Years	5.71%
10 Years	4.54%
(Columbia Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	1.91%
5 Years	4.34%
10 Years	3.50%
(Columbia Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	1.63%
5 Years	4.34%
10 Years	3.33%
(Columbia Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	4.11%
5 Years	4.81%
10 Years	3.80%
(Columbia Intermediate Municipal Bond Fund) | Class R5 Shares
Average Annual Return:
1 Year	5.62%
5 Years	5.24%
10 Years	4.22%
(Columbia Intermediate Municipal Bond Fund) | Class T Shares
Average Annual Return:
1 Year	0.34%
5 Years	4.06%
10 Years	3.55%
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	5.62%
5 Years	5.24%
10 Years	4.22%
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.62%
5 Years	5.24%
10 Years	4.20%
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.87%
5 Years	5.03%
10 Years	4.15%
(Columbia International Bond Fund) | Citigroup Non-U.S. Dollar World Government Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.51%
Life of Fund (December 01, 2008)	5.91%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund) | 60-20-20 Citi WGBI ex US Japan/Citi Japan GBI/JPM GBI EM GD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.93%
Life of Fund (December 01, 2008)	8.44%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund) | Class A Shares
Average Annual Return:
1 Year	2.55%
Life of Fund (December 01, 2008)	5.12%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.96%
Life of Fund (December 01, 2008)	4.25%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.65%
Life of Fund (December 01, 2008)	3.87%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund) | Class C Shares
Average Annual Return:
1 Year	5.82%
Life of Fund (December 01, 2008)	5.56%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund) | Class I Shares
Average Annual Return:
1 Year	7.98%
Life of Fund (December 01, 2008)	6.55%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund) | Class W Shares
Average Annual Return:
1 Year	7.39%
Life of Fund (December 01, 2008)	5.88%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	7.85%
Life of Fund (December 01, 2008)	6.63%
Inception Date	Dec. 01, 2008
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	0.54%
5 Years	4.25%
10 Years	3.35%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	0.17%
5 Years	4.16%
10 Years	3.08%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	2.55%
5 Years	4.53%
10 Years	3.44%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class T Shares
Average Annual Return:
1 Year	(0.90%)
5 Years	4.03%
10 Years	3.46%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	4.22%
5 Years	5.21%
10 Years	4.12%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.21%
5 Years	5.20%
10 Years	4.09%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.87%
5 Years	4.97%
10 Years	4.03%
(Columbia Massachusetts Tax-Exempt Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.78%
5 Years	5.91%
10 Years	5.10%
(Columbia Massachusetts Tax-Exempt Fund) | Barclays Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.03%
5 Years	5.96%
10 Years	5.11%
(Columbia Massachusetts Tax-Exempt Fund) | Lipper Massachusetts Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.70%
5 Years	5.07%
10 Years	4.42%
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 Year	1.90%
5 Years	4.58%
10 Years	4.24%
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.74%
5 Years	4.46%
10 Years	4.10%
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.74%
5 Years	4.47%
10 Years	4.16%
(Columbia Massachusetts Tax-Exempt Fund) | Class B Shares
Average Annual Return:
1 Year	1.19%
5 Years	4.47%
10 Years	3.97%
(Columbia Massachusetts Tax-Exempt Fund) | Class C Shares
Average Annual Return:
1 Year	5.51%
5 Years	5.12%
10 Years	4.29%
(Columbia Massachusetts Tax-Exempt Fund) | Class Z Shares
Average Annual Return:
1 Year	7.27%
5 Years	5.66%
10 Years	4.79%
(Columbia New York Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia New York Intermediate Municipal Bond Fund) | Barclays New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.54%
5 Years	5.74%
10 Years	4.86%
(Columbia New York Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	0.86%
5 Years	4.13%
10 Years	3.32%
(Columbia New York Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	0.43%
5 Years	4.04%
10 Years	3.05%
(Columbia New York Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	2.81%
5 Years	4.40%
10 Years	3.40%
(Columbia New York Intermediate Municipal Bond Fund) | Class T Shares
Average Annual Return:
1 Year	(0.59%)
5 Years	3.91%
10 Years	3.42%
(Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	4.49%
5 Years	5.09%
10 Years	4.09%
(Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.49%
5 Years	5.09%
10 Years	4.08%
(Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.07%
5 Years	4.88%
10 Years	4.00%
(Columbia New York Tax-Exempt Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.78%
5 Years	5.91%
10 Years	5.10%
(Columbia New York Tax-Exempt Fund) | Barclays New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.21%
5 Years	5.78%
10 Years	5.01%
(Columbia New York Tax-Exempt Fund) | Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.87%
5 Years	5.10%
10 Years	4.37%
(Columbia New York Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 Year	3.53%
5 Years	5.10%
10 Years	4.50%
(Columbia New York Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	3.42%
5 Years	4.94%
10 Years	4.37%
(Columbia New York Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.64%
5 Years	4.91%
10 Years	4.39%
(Columbia New York Tax-Exempt Fund) | Class B Shares
Average Annual Return:
1 Year	2.77%
5 Years	4.98%
10 Years	4.21%
(Columbia New York Tax-Exempt Fund) | Class C Shares
Average Annual Return:
1 Year	7.10%
5 Years	5.63%
10 Years	4.52%
(Columbia New York Tax-Exempt Fund) | Class R5 Shares
Average Annual Return:
1 Year	8.76%
5 Years	6.14%
10 Years	5.01%
(Columbia New York Tax-Exempt Fund) | Class Z Shares
Average Annual Return:
1 Year	8.87%
5 Years	6.17%
10 Years	5.02%
(Columbia Strategic Income Fund) | Barclays U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.82%
5 Years	6.06%
10 Years	5.25%
(Columbia Strategic Income Fund) | 35% Barclays Agg Bond; 35% BofA ML US High Cash; 15% Citigrp Non-US World Gov; 15% JPMorgan Emrg Mkts Bond (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.73%
5 Years	8.17%
10 Years	8.21%
(Columbia Strategic Income Fund) | Class A Shares
Average Annual Return:
1 Year	6.32%
5 Years	6.59%
10 Years	7.52%
(Columbia Strategic Income Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.64%
5 Years	4.44%
10 Years	5.14%
(Columbia Strategic Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.12%
5 Years	4.33%
10 Years	5.02%
(Columbia Strategic Income Fund) | Class B Shares
Average Annual Return:
1 Year	5.77%
5 Years	6.54%
10 Years	7.26%
(Columbia Strategic Income Fund) | Class C Shares
Average Annual Return:
1 Year	9.94%
5 Years	7.00%
10 Years	7.39%
(Columbia Strategic Income Fund) | Class K Shares
Average Annual Return:
1 Year	11.69%
5 Years	7.69%
10 Years	8.06%
(Columbia Strategic Income Fund) | Class R Shares
Average Annual Return:
1 Year	11.27%
5 Years	7.48%
10 Years	7.82%
(Columbia Strategic Income Fund) | Class R4 Shares
Average Annual Return:
1 Year	11.67%
5 Years	7.66%
10 Years	8.05%
(Columbia Strategic Income Fund) | Class R5 Shares
Average Annual Return:
1 Year	11.97%
5 Years	7.79%
10 Years	8.11%
(Columbia Strategic Income Fund) | Class W Shares
Average Annual Return:
1 Year	11.62%
5 Years	7.66%
10 Years	8.05%
(Columbia Strategic Income Fund) | Class Z Shares
Average Annual Return:
1 Year	11.86%
5 Years	7.90%
10 Years	8.32%
(Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	18.22%
5 Years	(0.92%)
10 Years	16.52%
(Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(Columbia Emerging Markets Fund) | Class Z Shares
Average Annual Return:
1 Year	24.12%
5 Years	(0.94%)
10 Years	16.12%
(Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	23.40%
5 Years	(2.11%)
10 Years	15.21%
(Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	16.92%
5 Years	(0.85%)
10 Years	14.67%
(Columbia Global Dividend Opportunity Fund) | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years	7.52%
(Columbia Global Dividend Opportunity Fund) | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	16.13%
5 Years	(1.16%)
10 Years	8.11%
(Columbia Global Dividend Opportunity Fund) | Class Z Shares
Average Annual Return:
1 Year	17.19%
5 Years	0.08%
10 Years	8.39%
(Columbia Global Dividend Opportunity Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	15.64%
5 Years	(0.25%)
10 Years	7.64%
(Columbia Global Dividend Opportunity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	13.21%
5 Years	0.05%
10 Years	7.34%
(Columbia Greater China Fund) | MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	22.75%
5 Years	(3.51%)
10 Years	19.26%
(Columbia Greater China Fund) | Hang Seng Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	23.15%
5 Years	(3.90%)
10 Years	9.35%
(Columbia Greater China Fund) | Class A Shares
Average Annual Return:
1 Year	14.17%
5 Years	(4.56%)
10 Years	15.23%
(Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	14.19%
5 Years	(4.80%)
10 Years	14.99%
(Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.65%
5 Years	(3.77%)
10 Years	13.83%
(Columbia High Yield Municipal Fund) | 60-40 Bar HY Muni/Bar Muni (reflects no deductions for fees, expenses or other taxes; benchmark performance is as of May 30, 2003)
Average Annual Return:
1 Year	13.47%
5 Years	6.14%
10 Years	6.12%
Inception Date	May 30, 2003
(Columbia High Yield Municipal Fund) | Barclays High Yield Muni Bond (reflects no deductions for fees, expenses or other taxes; benchmark performance is as of May 30, 2003)
Average Annual Return:
1 Year	18.14%
5 Years	6.15%
10 Years	6.88%
Inception Date	May 30, 2003
(Columbia High Yield Municipal Fund) | Class Z Shares
Average Annual Return:
1 Year	12.60%
5 Years	5.41%
10 Years	4.93%
(Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	12.60%
5 Years	5.41%
10 Years	4.93%
(Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.87%
5 Years	5.34%
10 Years	4.93%
(Columbia Oregon Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	4.68%
5 Years	4.97%
10 Years	4.38%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.68%
5 Years	4.97%
10 Years	4.35%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.13%
5 Years	4.79%
10 Years	4.29%
(Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(Columbia Pacific/Asia Fund) | MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	16.78%
5 Years	(1.48%)
10 Years	9.73%
(Columbia Pacific/Asia Fund) | Class Z Shares
Average Annual Return:
1 Year	17.32%
5 Years	0.35%
10 Years	9.62%
(Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	17.12%
5 Years	(0.25%)
10 Years	8.81%
(Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.98%
5 Years	0.27%
10 Years	8.46%
(Columbia Tax-Exempt Fund) | Lipper General & Insured Municipal Debt Funds Classification (reflects no deduction for taxes)
Average Annual Return:
1 Year	8.84%
5 Years	5.29%
10 Years	4.41%
(Columbia Tax-Exempt Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.78%
5 Years	5.91%
10 Years	5.10%
(Columbia Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 Year	3.81%
5 Years	4.76%
10 Years	4.62%
(Columbia Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	3.81%
5 Years	4.76%
10 Years	4.62%
(Columbia Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.90%
5 Years	4.68%
10 Years	4.58%